Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Clinical development expense	$ 6,967	$ 3,109
Compensation and related benefits	1,040	1,015
Professional fees	821	647
Interest expense	57	70
Accrued expenses and other current liabilities	$ 8,885	$ 4,841